787 Seventh Avenue New York, NY 10019-6099

Tel: 212 728 8000 Fax: 212 728 8111

January 12, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	EnTrustPermal Alternative Core Fund, a series of Legg Mason Partners Equity Trust

Securities Act File No. 33-43446

Investment Company Act File No. 811-06444

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement dated January 5, 2018, to the Prospectus dated May 1, 2017, for EnTrustPermal Alternative Core Fund filed under Rule 497(e) with the Securities and Exchange Commission on January 5, 2018.

Any questions or comments on the Amendment should be directed to the undersigned at (212) 728-8558.

Very truly yours,

/s/ Dianne E. O’Donnell
Dianne E. O’Donnell

Enclosures

cc:	Rosemary D. Emmens, Legg Mason & Co., LLC

Benjamin J. Haskin, Willkie Farr & Gallagher LLP

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